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                             PACIFIC CAPITAL FUNDS
                               3435 Stelzer Road
                                 Columbus, Ohio

                               December 10, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  Pacific Capital Funds
          Rule 497(j) Certificate
          File Nos. 33-57684


Ladies and Gentlemen:


          This is in reference to the prospectus and statement of additional information included as part of Post-Effective Amendment No. 12 to the Form N-1A Registration Statement of Pacific Capital Funds (the "Funds"), which became effective on December 1, 1998. The Fund hereby certifies that the forms of prospectuses and statement of additional information that would have been filed with the Commission pursuant to Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the Amendment, and that the text of the most recent amendment to such Registration Statement has been filed electronically.


                                             Very truly yours,

                                             /s/ Greg Maddox

                                             Greg Maddox
                                             Secretary